ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES [Abstract]
ACCRUED EXPENSES
20.	ACCRUED EXPENSES

(in thousands of $)	2011	2010
Vessel operating and drydocking expenses	8,298	5,747
Administrative expenses	6,555	8,925
Interest expense	7,045	6,699
Provision for taxes	8,744	1,217
	30,642	22,588

Vessel operating and drydocking expense related accruals are composed of vessel operating expenses including direct vessel operating costs associated with operating a vessel, such as crew wages, vessel supplies, routine repairs, maintenance, drydocking, lubricating oils, insurances and management fees for the provision of commercial and technical management services.

Administrative expense related accruals are composed of general overhead, including personnel costs, legal and professional fees, costs associated with project development, property costs and other general expenses.

Included within the provision for taxes is an amount of $6.0 million which relates to tax arising on the termination of the Five Ship Leases which crystallized in 2011 in connection with an intra-group transfer of the related long-term assets (see note 25).